Financial Instruments - Summary of Financial assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Available-for-sale [Abstract]
Adjusted Cost	$ 522,906,000
Cash	5,725,000	$ 694
Unrealized Losses	(29,000)
Fair Value	522,877,000
Cash and cash equivalents	469,405,000	24,624,000
Marketable Securities	53,472,000	$ 0
Financial liabilities, Adjusted cost	2,346,000
Financial liabilities, Fair value	2,346,000
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Available-for-sale [Abstract]
Adjusted Cost	434,984,000
Fair Value	434,984,000
Cash and cash equivalents	434,984,000
Fair Value, Inputs, Level 2 [Member]
Available-for-sale [Abstract]
Adjusted Cost	82,197,000
Unrealized Losses	(29,000)
Fair Value	82,168,000
Cash and cash equivalents	28,696,000
Marketable Securities	53,472,000
Fair Value, Inputs, Level 2 [Member] | U.S. Government Securities [Member]
Available-for-sale [Abstract]
Adjusted Cost	5,089,000
Unrealized Losses	(1,000)
Fair Value	5,088,000
Marketable Securities	5,088,000
Fair Value, Inputs, Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale [Abstract]
Adjusted Cost	17,141,000
Unrealized Losses	(17,000)
Fair Value	17,124,000
Cash and cash equivalents	0
Marketable Securities	17,124,000
Fair Value, Inputs, Level 2 [Member] | Commercial Paper [Member]
Available-for-sale [Abstract]
Adjusted Cost	59,967,000
Unrealized Losses	(11,000)
Fair Value	59,956,000
Cash and cash equivalents	28,696,000
Marketable Securities	31,260,000
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities [Member]
Available-for-sale [Abstract]
Financial liabilities, Adjusted cost	2,346,000
Financial liabilities, Fair value	$ 2,346,000